Related Party Transactions (Details)		9 Months Ended		12 Months Ended
	Jan. 07, 2016 USD ($)	Sep. 30, 2018 CHF (SFr) Share	Sep. 30, 2017 CHF (SFr) Share	Dec. 31, 2017 CHF (SFr) shares Share	Dec. 31, 2016 CHF (SFr) shares Share	Dec. 31, 2015 CHF (SFr) shares Share	Dec. 31, 2014 Share	Dec. 31, 2017 Share	Dec. 31, 2016 Share	Dec. 31, 2015 Share
Disclosure of transactions between related parties [line items]
Short term benefits				SFr 1,857,626	SFr 1,880,343	SFr 1,632,606
Post-employee benefits years				94,839	88,838	78,721
Share-based payment charge				263,306	321,361	237,708
Total				SFr 2,215,771	SFr 2,290,542	1,949,035
Number of options outstanding (in shares) | Share		332,998	139,065					2,251,540	1,038,140	629,010
Number of share options granted (in shares) | Share		371,893		1,918,100	555,660
Grant price (in USD per share)				SFr 0.82	SFr 1.99
Payroll charge		SFr 108,399	SFr 259,561	354,851	290,783	311,671
Executive Management
Disclosure of transactions between related parties [line items]
Total compensation paid to management				1,973,167	1,871,406	1,619,208
Short term benefits				1,576,864	1,554,850	1,363,796
Post-employee benefits years				94,839	88,838	78,721
Share-based payment charge				190,659	217,981	176,691
Total				1,862,362	1,861,669	1,619,208
Board of Directors
Disclosure of transactions between related parties [line items]
Total compensation paid to management				337,619	364,276	329,827
Short term benefits				280,762	325,493	268,810
Post-employee benefits years				0	0	0
Share-based payment charge				72,647	103,380	61,017
Total				SFr 353,409	SFr 428,873	SFr 329,827
Number of options outstanding (in shares)				1,782,605	656,355	457,510		1,782,605	656,355	457,510
Equity Incentive Plan [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | Share				1,918,100	555,660
Equity Incentive Plan [Member] | Restricted shares
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | Share					0	25,813	0
Grant price (in USD per share) | $	$ 7.08
Payroll charge						SFr 188,092
Sale restriction period	3 years